INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Inventory
	(in thousands)
	December 31,	December 31,
	2022	2021

Raw materials	$298	$68
Work-in-progress	288	292

Total inventory	$586	$360